Pension and Other Benefit Plans - Amounts recognized in accumulated other comprehensive (earnings) loss (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Pension and Other Benefit Plans
Net actuarial loss	$ 4,498	$ 23,337
Prior service cost	281	315
Accumulated other comprehensive (earnings) loss	$ 4,779	$ 23,652